LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Long-term Investments [Abstract]
Schedule of Equity Method Investments
The Group had the following equity method investments, other-than-temporary impairment loss of nil and $1,919 was recognized for the years ended December 31, 2016 and 2017:

	As of December 31,
	2016		2017

Name of company	Percentage	Amount	Percentage	Amount
	%		%
Equity method investments

Beijing Eastern Media Corporation Ltd. (“BEMC “) (1)	49	$1,461	49	$1,618

Beijing Hezhong Chuangjin Investment Co., Ltd. ("Hezhong Chuangjin") (2)	15	1,944	15	1,993

Lanmeihangbiao Tiandi Internet Investment Management (Beijing) Co., Ltd. ("LMHB") (3)	40	256	40	223

Beijing Yuyue Film Culture Co., Ltd (“Yuyue Film”) (4)	25	432	25	362

Beijing Yunxing Chuangrong Investment Fund Management Co., Ltd (“Yunxing”) (5)	50	2,083	-	-

Unicom AirMedia (Beijing) Network Co., Ltd. ("Unicom AirMedia") (6)	-	-	39	17,422

Less: impairment loss on equity method investments (2)		-		(1,993)

		$6,176		$19,625

(1)
In March 2008, the Group entered into a definitive agreement with China Eastern Media Corporation, Ltd., a subsidiary of China Eastern Group and China Eastern Airlines Corporation Limited operating the media resources of China Eastern Group, to establish a joint venture, BEMC. BEMC was incorporated on March 18, 2008 in the PRC with China Eastern Media Corporation and the Group holding 51% and 49% equity interest, respectively. BEMC obtained concession rights of certain media resources from China Eastern Group, including the digital TV screens on airplanes of China Eastern Airlines, and paid concession fees to its shareholders as consideration. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of BEMC. $198 and $57 gain on investment were picked up for the year ended December 31, 2016 and 2017, respectively.

(2)
In May 2015, AM Advertising, Beijing Financial Technology Investment Management Center (limited partnership), Beijing Hongdeshengzheng Investment Co., Ltd., and Beijing Hongyuan Zhixin Enterprise Management Consulting Co. Ltd. established Hezhong Chuangjin, which mainly focuses on internet financing. In July 2015, AM Advertising transferred its investment in Hezhong Chuangjin to AM Online, a subsidiary of the Group at carrying value. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Hezhong Chuangjin. $59 and $78 loss on investment were picked up for the year ended December 31, 2016 and 2017, respectively. The operation has been ceased from December 2017, the investment has been provided fully impairment of $1,919 for the year ended December 31, 2016 and 2017, respectively.

(3)
In September 2015, AM Online entered into an agreement with BlueFocus wireless Internet (Beijing) Investment Management Co., Ltd. and two individual investors to establish a joint venture, LMHB. LMHB was incorporated on September 25, 2015. LMHB is mainly engaged in investment management of Wi-Fi platform marketing and other mobile internet industries. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of LMHB. $175 and $48 loss on investment were picked up for the year ended December 31, 2016 and 2017, respectively.

(4)
In June 2016, AM Film entered into an agreement with two individual investors to establish a joint venture, Yuyue Film. Yuyue Film is mainly engaged in investment management of film investment and marketing. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yuyue Film. Nil and $95 loss on investment were pick up for the year ended December 31, 2016 and 2017, respectively.

(5)
In February 2016, AM Online entered into an agreement with Haihang Wenhua Holding Group to invest in Yunxing. Yunxing was incorporated on December 17, 2013. Yunxing is mainly engaged in information technology investments in the Hainan Airline. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Yunxing. In November 2016, AM Online transferred all the equity interest of Yunxing to Haihang Wenhua Holding Group with the consideration of $2,305, the equity interest registration was completed in March 2017. Proceed of $1,480 has been collected, nil  and gain of $58 on investment were picked up for the year ended December 31, 2016 and 2017, respectively.

(6)
On February 22, 2017, AM Online established Unicom AirMedia, jointly with Unicom Broadband Online Co., Ltd., a wholly owned subsidiary of China Unicom, and Chengdu Haite Kairong Aeronautical Technology Co., Ltd., a wholly owned subsidiary of a listed company providing aeronautical technical services. Pursuant to a capital contribution agreement entered into by the relevant parties, AM Online invested approximately RMB117,900 in Unicom AirMedia. After this transaction, AM Online currently holds 39% of equity interests in Unicom AirMedia. The investment was accounted for using the equity method of accounting as the Group has the ability to exercise significant influence to the operation of Unicom AirMedia. $661 loss on investment was picked up for the years ended December 31, 2017.

Schedule of Cost Method Investments
The Group had the following cost method investments, other-than-temporary impairment loss of nil and nil was recognized for the year ended December 31, 2016 and 2017, respectively:

	As of December 31,
	2016		2017

Name of company	Percentage	Amount	Percentage	Amount
	%		%
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") (1)	20	$388	20	$415

Qingdao Jinshi Zhixing Investment Centre LLP (“Qingdao Jinshi”) (2)	3	22	-	-

Beijing Zhongjiao Huineng Information Technology Co., Ltd (“Zhongjiao Huineng”) (3)	13	541	13	577

AM Advertising ( Refer to Note 23-c)	20	76,734	20	81,817

		$77,685		$82,809

(1)
In June 2010, the Group acquired 20% equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services.

(2)
In January 2016, the Group acquired 3.35% equity interest in Qingdao Jinshi Zhixing Investment Centre LLP. ("Qingdao Jinshi "), a limited partnership established in the PRC that is mainly engaged in fund management and investment. The investment is disposed in year 2017. Proceed of $22 has been collected and gain/loss of nil has been incurred from the disposal for the year ended December 31, 2017.

(3)	In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry.